Annual Operating Expenses - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2030 Fund - Fidelity Freedom 2030 Fund - Class K6	May 30, 2023
Operating Expenses:
Management fee	0.37%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.37%	[1]

[1]	A Adjusted to reflect current fees.